Acquisition of businesses and purchase accounting - Semo Drug-Care Plus of Mo. Inc - Asset and Liabilities acquired (Details) - Semo Drug-Care Plus of Mo. Inc - USD ($)	Sep. 30, 2021	Jun. 23, 2021
Acquisition of businesses and purchase accounting
Cash		$ 47,000
Accounts receivable		292,000
Inventory		475,000
Property and equipment		373,000
Goodwill		482,000
Accounts payable		(94,000)
Accrued liabilities		(51,000)
Deferred tax liability		(377,000)
Deferred revenue		(51,000)
Net assets acquired		1,626,000
Cash transferred	$ 186,000	1,440,000
Total consideration transferred, acquisition-date fair value		1,626,000
Goodwill deductible for tax purposes		0
Non-compete agreements
Acquisition of businesses and purchase accounting
Intangible asset		60,000
Brand
Acquisition of businesses and purchase accounting
Intangible asset		100,000
Customer relationships
Acquisition of businesses and purchase accounting
Intangible asset		$ 370,000